Loss per Share - Summary of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Loss for the year, attributable to the shareholders of the parent	$ (55,911)	$ (30,384)	$ (68,341)	$ (76,183)
Weighted average number of ordinary shares	601,195,247	596,242,505	599,884,824	595,654,647
Weighted average number of ADS (1 ADS representing 20 ordinary shares)	30,059,762	29,812,125	29,994,241	29,782,732
Weighted average number of shares, Diluted (thousands)	601,195,247	596,242,505	599,884,824	595,654,647
Basic loss per share, U.S. $	$ (0.09)	$ (0.05)	$ (0.11)	$ (0.13)
Diluted loss per share, U.S. $	(0.09)	(0.05)	(0.11)	(0.13)
Basic loss per ADS, U.S. $	(1.86)	(1.02)	(2.28)	(2.56)
Diluted loss per ADS, U.S. $	$ (1.86)	$ (1.02)	$ (2.28)	$ (2.56)
Ordinary Shares
Earnings per share [line items]
Weighted average number of ordinary shares	601,195,247	596,242,505	599,884,824	595,654,647